Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings/ (Loss) Per Share
Earnings/ (Loss) Per Share

19.Earnings/(Loss) Per Share

The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the following periods:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/ income	(6,967,603)	(7,179,742)	7,768,670	1,219,074
Net (loss)/ income attributable to ordinary shareholders	(6,967,603)	(7,179,742)	7,768,670	1,219,074

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	4,627,278	4,768,343	5,012,651	5,012,651
Adjustments for dilutive RSUs and share options	—	—	701,113	701,113
Weighted-average number of ordinary shares outstanding – diluted	4,627,278	4,768,343	5,713,764	5,713,764

(Loss)/ earnings per share – basic	(1.51)	(1.51)	1.55	0.24
(Loss)/ earnings per share –diluted	(1.51)	(1.51)	1.36	0.21

During the years ended December 31, 2020 and 2021, the Company issued 12,050,000 and 40,000,000 ordinary shares to its share depositary bank, respectively. No consideration was received by the Company for the issuance. As of December 31, 2021, 29,914,080 out of the total 52,650,000 ordinary shares were used to settle share-based compensation. The remaining 22,735,920 ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings/(loss) per share.

The Group did not include certain share options, restricted shares and the effect of convertible bonds in the computation of diluted loss per share for the years ended December 31, 2019 and 2020 because those share options, restricted shares and convertible bonds were anti-dilutive. The Group did not include the effect of convertible bonds in the computation of diluted earnings per share for the year ended December 31, 2021 because those convertible bonds were anti-dilutive.